THE RODNEY SQUARE
                                   STRATEGIC
                                  FIXED-INCOME
                                      FUND

                                [GRAPHIC OMITTED]

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1999

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    PRESIDENT'S MESSAGE
================================================================================
 DEAR SHAREHOLDER:

   The management of the Rodney Square Strategic Fixed-Income Fund (the "Fund") is pleased to report to you on the Fund's activity for the six months ended April 30, 1999.

PERFORMANCE REVIEW*

   The Rodney Square Short/Intermediate Bond Portfolio had a total return of 0.51% for the six months ended April 30, 1999. This return consisted of a modest decrease in net asset value per share from $13.38 on October 31, 1998 to $13.07 at the end of April plus distributions per share of $0.38. The Portfolio's performance exceeded the reported return of -0.04% for the Merrill Lynch 1-10 Year U. S. Treasury Index over this six-month period. The Merrill Lynch 1-10 year U.S. Treasury Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years. Wilmington Trust Company, the Portfolio's advisor, has continued to assist the Portfolio's return by limiting total expenses paid by the Portfolio to 0.55% of it's average daily assets.

   The Rodney Square Intermediate Bond Portfolio had a total return of -0.25% for the six-month period ended April 30, 1999. This return consisted of a decrease in net asset value per share from $10.19 on October 31, 1998 to $9.85 at the end of April plus distributions per share of $0.31. The Portfolio's performance exceeded the reported return of -1.07% for the Merrill Lynch U. S. Treasury Master Index over the six-month period. The Merrill Lynch U.S. Treasury Master Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years. Wilmington Trust Company, the Portfolio's advisor, has continued to assist the Portfolio's return by limiting total expenses paid by the Portfolio to 0.55% of it's average daily assets.

   The Rodney Square Municipal Income Portfolio had a total return of 1.60% for the six months ended April 30, 1999. This return consisted of a decrease in net asset value per share from $12.94 on October 31, 1998 to $12.81 at the end of April plus distributions per share of $0.33. The Portfolio's performance trailed the reported return of 1.64% for the Merrill Lynch Intermediate Municipal Index. The Merrill Lynch Intermediate Municipal Index is an unmanaged weighted index including investment grade tax-exempt bonds with a maturity range of 0 to 22 years. Wilmington Trust Company, the Portfolio's advisor, has continued to assist the Portfolio's return by limiting total expenses paid by the Portfolio to 0.75% of it's average daily assets.

   ECONOMIC ENVIRONMENT

   During the past six months, the fixed income markets have been recovering from the effects of the global financial crisis. At the height of the crisis, the fixed income market had effectively split into two parts; the U. S. Treasury market performed extraordinarily well while corporate bonds and mortgage-backed securities suffered under the weight of credit and prepayment concerns. The markets' recovery saw both extremes unwind with market relationships returning to those seen last spring before the crisis erupted.

   U. S. Treasury yield levels moved higher during the six month period. The first wave of interest rate increases reflected a relaxation in the "flight to quality" buying spree in Treasuries that accompanied the global economic crisis. During the early part of 1999 the Federal Reserve made clear its intention to keep interest rates steady for the

-----------------------------
   * PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. RETURNS ARE HIGHER DUE TO THE ADVISOR'S MAINTENANCE OF THE PORTFOLIO'S EXPENSES. SEE FINANCIAL HIGHLIGHTS ON PAGES 18, 19 AND 20.

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 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

time being, which led to another round of rate increases as the expectations for further Fed rate cuts was eliminated from the market. The six-month period ended with 2-Year and 5-Year U. S. Treasury yields up over 80 basis points while 30-Year Treasuries rose only 43 basis points.

   The rise in interest rates was offset by the returning liquidity in the non-Treasury sectors of the market that led to significant spread contractions. The October '98 cuts in interest rates by the Federal Reserve became the catalyst for this recovery which continued through most of the period. Corporate bonds, mortgage-backed securities and asset-backed securities performed better than the Treasury market during the six months.

   The municipal bond market did not experience the same kind of volatility seen in the Treasury market. Bolstered by strong demand, the yields on municipal bonds rose only 5 to10 basis points across the yield curve.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

THE SHORT/INTERMEDIATE AND INTERMEDIATE BOND PORTFOLIOS

   These two Portfolios are designed with the intent to give shareholders broad exposure to the dynamics of the bond market, a stable flow of income and minimization of risk. The advisor attempts to accomplish this goal by applying a disciplined and systematic investment process to actively manage a core portfolio of investment grade notes and bonds from a wide range of taxable market sectors. The Short/Intermediate Portfolio is invested primarily in securities with an average life under 10 years while the Intermediate Portfolio uses securities covering average lives up to 30 years.

   Both Portfolios were invested with the intent to benefit from the strong showing by the non-Treasury sectors of the market. During the six-month period the two Portfolios held corporate bond positions that ranged between 35% and 40% of the portfolio holdings. Asset-backed securities were also a significant portion of each Portfolio, totaling roughly 19%. This enabled each Portfolio to generate higher income returns that helped each one to outperform its relevant Treasury index. In addition, the Portfolios benefited from the reduction in the yield spread between these sectors and the Treasury market.

   The interest rate sensitivity of the Portfolios was also reduced, which protected the NAV from some of the erosion caused by the rising interest rate environment. The highest yields during the period were reached in February with the market then trading in a relatively narrow range. As the market stabilized, the advisor reduced each Portfolio's defensive positioning by extending maturities.

THE MUNICIPAL INCOME PORTFOLIO

   The Municipal Bond Portfolio is an intermediate duration, high quality securities fund designed to produce a high level of income that is exempt from federal income taxes while seeking preservation of capital. The basic strategy of the Portfolio is to identify and purchase the undervalued sectors of the municipal market. The Portfolio will normally be fully invested with an average maturity in the 5 to 10 year range.

   While municipals had lagged Treasuries all through 1998 because of tremendous municipal supply, this began to change late in 1998. Supply eased up and through the first quarter of 1999 had declined nearly 20% from last year's torrid pace. In addition, retail demand has remained steady. The tax-exempt's strong performance in this first quarter eliminated the "attractive relative value" that had existed for all of 1998 and left municipals back at fair value to Treasuries.

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 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

   The municipal yield curve remains steep in the 5 to 12 year range. The advisor continued to lengthen the duration of the Portfolio, moving to a more neutral duration position of 5.22 years versus the Merrill Lynch Intermediate Index's duration of 5.35 years. The advisor executed this strategy by selling securities in the 3 to 5 year range, and purchasing securities in the 10 to 12 year range. In addition to increasing the maturity of the Portfolio, the advisor increased the yield, but did not sacrifice credit quality or coupon income.

   We invite your comments and questions and we thank you for your investment in The Rodney Square Strategic Fixed-Income Fund. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.


                                                      Sincerely,

                                                      /S/ ROBERT J. CHRISTIAN

                                                      Robert J. Christian
                                                      President

June 21, 1999

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THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/SHORT/INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS / APRIL 30, 1999 (UNAUDITED)
    (Showing Percentage of Total Value of Net Assets)
================================================================================

                                                                      MOODY'S/S&P      PRINCIPAL         VALUE
                                                                        RATINGS*         AMOUNT         (NOTE 2)
                                                                      -----------      ---------        --------
CORPORATE BONDS -- 34.8%
  BANKS -- 4.7%
     Amsouth Bank of Alabama, 6.45%, 02/01/18 .......................     A1/A-       $  250,000      $  248,437
     Bank of New York Co., Inc., 8.50%, 12/15/04 ....................     A2/A           400,000         447,000
     BankAmerica Corp., 6.75%, 09/15/05 .............................     Aa3/A          250,000         254,375
     Canadian Imperial Bank of Commerce, New York, 6.20%, 08/01/00 ..    Aa3/AA-         500,000         504,442
     National City Bank Cleveland, 6.50%, 05/01/03 ..................     A1/A         1,200,000       1,228,500
     St. George Bank, Ltd., 7.15%, 06/18/07 .........................    Baa1/A-         750,000         764,063
     Union Bank Switzerland, New York, 7.25%, 07/15/06 ..............    Aa2/AA          800,000         838,000
                                                                                                      ----------
                                                                                                       4,284,817
                                                                                                      ----------
  FINANCIAL -- 15.9%
     Abbey National PLC, 6.69%, 10/17/05 ............................    Aa3/AA-         675,000         688,500
     Associates Corp., NA, 8.55%, 07/15/99 ..........................    Aa3/AA-         700,000         806,750
     Associates Corp., NA, 6.75%, 08/01/01 ..........................    Aa3/AA-         900,000         919,125
     Bear Stearns Co., Inc., 6.63%, 10/01/04 ........................     A2/A           850,000         860,625
     Commercial Credit Co., 8.70%, 06/15/99 .........................    Aa3/A+          850,000         972,188
     Commercial Credit Co., 6.50%, 08/01/04 .........................    Aa3/A+          600,000         606,000
     Crestar Financial Corp., 6.50%, 01/15/08 .......................     A2/A           700,000         679,875
     First Chicago, 7.63%, 01/15/03 .................................     A1/A           400,000         420,500
     First Union Corp., 6.82%, 08/01/06 .............................     A2/A-          200,000         212,690
     Ford Motor Credit Co., 7.00%, 09/25/01 .........................     A1/A           400,000         411,000
     Ford Motor Credit Co., 7.75%, 11/15/02 .........................     A1/A           300,000         316,875
     General Electric Capital Corp., 8.13%, 05/15/12 ................    Aaa/AAA         250,000         288,438
     General Motors Acceptance Corp., 7.00%, 08/15/01 ...............     A2/A         1,650,000       1,693,313
     Lehman Brothers Holdings, Inc., 6.50%, 10/01/02 ................    Baa1/A          600,000         600,000
     Lehman Brothers Holdings, Inc., 7.38%, 05/15/04 ................    Baa1/A          700,000         720,125
     Lehman Brothers Holdings, Inc., 6.63%, 02/05/06 ................    Baa1/A          725,000         720,469
     Merrill Lynch & Co., Inc. Sr. Notes, 6.00%, 02/17/09 ...........    Aa3/AA-         800,000         772,000
     Morgan Stanley, Dean Witter, Discover & Co., 6.75%, 03/04/03 ...    Aa3/A+          950,000         972,563
     Norwest Financial, Inc., 6.38%, 11/15/01 .......................    Aa3/A+          750,000         760,313
     Pitney Bowes Credit Corp., 6.63%, 06/01/02 .....................    Aa3/AA          800,000         819,000
     USL Capital Corp., 5.79%, 01/23/01 .............................     A1/A           300,000         300,000
                                                                                                      ----------
                                                                                                      14,540,349
                                                                                                      ----------
  INDUSTRIAL -- 6.3%
     AlliedSignal, 8.00%, 05/15/06 ..................................     A2/A           500,000         538,660
     Amoco Co., 6.25%, 10/15/04 .....................................    Aa1/AAA         400,000         408,000
     Anheuser Busch Cos., 5.38%, 09/15/08 ...........................     A1/A+          400,000         381,500
     Bausch & Lomb, Inc., 6.38%, 08/01/03 ...........................   Baa2/BBB         500,000         492,500
     Coca Cola Put Asset Trust, 6.00%, 03/15/01 .....................     A3/A+          750,000         751,875
     Elf Aquitane, 8.00%, 10/15/01 ..................................    Aa3/AA-         300,000         315,375
     Ingersoll-Rand, 6.02%, 02/15/01 ................................     A3/A-          700,000         708,533
     J Seagram & Sons, 6.25%, 12/15/01 ..............................   Baa3/BBB-        600,000         600,000
     Nabisco, Inc., 6.00%, 02/15/01 .................................   Baa2/BBB         500,000         499,375
     Nabisco, Inc., 6.13%, 02/01/03 .................................   Baa2/BBB       1,100,000       1,083,500
                                                                                                      ----------
                                                                                                       5,779,318
  NATIONAL GOVERNMENT -- 0.9%
     Republic of Korea, 8.75%, 04/15/03 .............................   Baa3/BBB-        750,000         793,125
                                                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

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 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/SHORT/INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------
     INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                      MOODY'S/S&P     PRINCIPAL         VALUE
                                                                        RATINGS*        AMOUNT         (NOTE 2)
                                                                      -----------     ----------      ----------
TELECOMMUNICATIONS -- 4.0%
     Cable & Wireless Communications, 6.63%, 03/06/05 ................   Baa1/A-      $  700,000      $  704,375
     GTE Southwest, Ser. 1993B, 6.54%, 12/01/05 ......................   A2/AA-        1,000,000       1,018,750
     MCI Worldcom, Inc., 6.13%, 04/15/02 .............................  Baa2/BBB+        400,000         401,500
     Northwestern Bell Telephone Co., 9.50%, 05/01/00 ................    A2/A+          500,000         518,125
     Sprint Corp., 9.50%, 04/01/03 ...................................   Baa1/A-         900,000       1,005,750
                                                                                                      ----------
                                                                                                       3,648,500
                                                                                                      ----------
  TRANSPORTATION -- 0.6%
     Norfolk Southern Corp., 7.35%, 05/15/07 .........................  Baa1/BBB+        500,000         530,000
                                                                                                      ----------
  UTILITIES -- 2.4%
     Central Illinois Public Services, 6.73%, 06/01/01 ...............   Aa2/AA-         700,000         715,750
     Hawaiian Electric Industry, 6.49%, 06/12/02 .....................  Baa2/BBB         550,000         552,750
     Ohio Power Co., Ser. 1997A, 6.73%, 11/01/04 .....................   Baa1/A-         400,000         408,500
     Oklahoma Gas & Electric, 6.50%, 07/15/04 ........................   Aa3/AA-         500,000         516,250
                                                                                                      ----------
                                                                                                       2,193,250
                                                                                                      ----------
         TOTAL CORPORATE BONDS (COST $31,782,528) ..............................................      31,769,359
                                                                                                      ----------

ASSET-BACKED SECURITIES -- 18.3%
     Advanta Mortgage Loan Trust, Ser. 1996-1, Cl. A6,
        6.73%, 08/25/23 ..............................................   Aaa/AAA         500,000         486,902
     Advanta Mortgage Loan Trust, Ser. 1993-3, Cl. A5,
        5.55%, 01/25/25 ..............................................   Aaa/AAA         113,113         109,201
     AFC Home Equity Loan Trust, Ser. 1996-2, Cl. 1A4,
        7.74%, 05/07/99 ..............................................   Aaa/AAA       1,699,640       1,696,192
     Contimortgage Home Equity Loan Trust, Ser. 1996-1, Cl. A6, 6.69%,
        01/15/16 .....................................................   Aaa/AAA         499,996         525,762
     Contimortgage Home Equity Loan Trust, Ser. 1998-2, Class A5, 6.28%,
        09/15/16 .....................................................   Aaa/AAA         800,000         805,360
     Crown Home Equity Loan Trust, Ser. 1996-1, Cl. A4, 7.15%,
        08/25/12 .....................................................   Aaa/AAA       1,000,000         979,998
     Federal National Mortgage Association Notes, Ser. 1995-W1, Cl. A6,
        8.10%, 04/25/25 ..............................................    NR/NR        1,500,000       1,534,861
     First Plus Home Loan Trust, Ser.1996-2, Cl. A6, 7.85%, 08/20/13 .   Aaa/AAA         499,851         520,518
     First Sierra Equipment Contact Trust 98-1 A4, 5.63%, 08/12/04 ...   Aaa/AAA         700,000         691,614
     Fund America Investors Corp. II, Ser. 1993-F, Cl. A1, 5.40%,
        09/25/09 .....................................................   Aaa/AAA          32,124          31,316
     General Electric Capital Mortgage Services, Inc., Ser. 1996-HE2,
        Cl. A5, 7.94%, 06/25/14 ......................................   Aaa/NR        1,000,000       1,023,010
     Green Tree Financial Corp., Ser. 1995-2, Cl. A6, 8.30%, 05/15/26    Aaa/AAA         925,000         983,498
     Green Tree Home Improvement Loan Trust, Ser. 1996-F, Cl. HEA3,
        6.90%, 01/15/28 ..............................................   NR/AAA          425,000         429,485
     Green Tree Lease Finance, Ser. 1997-1, Cl. A3 , 6.17%, 09/20/05 .   NR/AAA          918,742         921,618
     IMC Home Equity Loan Trust, Ser. 1997-5, Cl. A7, 6.90%, 01/20/22    Aaa/AAA         900,000         911,550
     MBNA Master Credit Card Trust, Ser. 1995-F, Cl. A, 6.60%, 01/15/03  Aaa/AAA         800,000         813,670
     Oakwood Mortgage Investors, Inc., Ser. 1998-B, Cl. A2, 6.15%,
        07/15/11 .....................................................   NR/AAA          900,000         885,922
     Sears Credit Account Master Trust, Ser. 1995-2, Cl. A, 8.10%,
        06/15/04 .....................................................  Aaa/AAA          700,000         715,645
     The Money Store Home Equity Trust, Ser. 1992-D2, Cl. A3, 7.55%,
        01/15/18 .....................................................   Aaa/AAA         355,256         372,789

     The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
     INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                      MOODY'S/S&P     PRINCIPAL         VALUE
                                                                        RATINGS*        AMOUNT         (NOTE 2)
                                                                      -----------     ----------      ----------
     The Money Store Home Equity Trust, Ser. 1996-B, Cl. A8, 7.91%,
        05/15/24 .....................................................   Aaa/AAA      $  750,000      $  772,445
     UCFC Home Equity Loan, Ser. 1998-B, Cl. A2, 6.01%, 09/15/14 .....   Aaa/AAA       1,000,000         989,866
     Vanderbilt Mortgage Finance, Ser. 1996-A, Cl. A3 , 6.85%, 04/07/26  Aaa/NR          500,000         502,083
                                                                                                      ----------
         TOTAL ASSET-BACKED SECURITIES (COST $16,788,434) ......................................      16,703,305
                                                                                                      ----------

MORTGAGE-BACKED SECURITIES -- 5.7%
     Federal Home Loan Mortgage Corp.,  2073 PJ, 6.00%, 10/15/23 .....    NR/NR          500,000         492,689
     Federal Home Loan Mortgage Corp., CMO 2129, 5.75%, 09/15/11 .....    NR/NR        1,250,000       1,229,734
     Federal Home Loan Mortgage Corp., Gold 15 Yr., 6.00%, 01/01/13 ..    NR/NR        1,073,397       1,065,011
     Federal Home Loan Mortgage Corp., Gold 5 Yr., 7.00%, 05/01/00 ...    NR/NR          419,347         421,575
     Federal National Mortgage Association Notes, 7 Yr Balloon, 6.00%,
        01/01/06 .....................................................    NR/NR          517,382         516,574
     Federal National Mortgage Association Notes, 7 Yr Balloon, 6.00%,
         02/01/06 ....................................................    NR/NR          230,612         230,253
     Federal National Mortgage Association Notes, Ser. 1996-4, Cl. VC,
        6.50%, 07/25/02 ..............................................    NR/NR          278,030         278,770
     Federal National Mortgage Association Notes, Ser. 1999-W5, Cl.
        A4, 6.12%, 02/25/29 ..........................................    NR/NR          500,000         497,055
     Federal National Mortgage Association Notes, Ser.1998-W3, Cl. A2,
        6.50%, 07/25/28 ..............................................    NR/NR          500,000         501,879
                                                                                                      ----------
         TOTAL MORTGAGE-BACKED SECURITIES (COST $5,260,836) ....................................       5,233,540
                                                                                                      ----------

U.S. AGENCY OBLIGATIONS -- 9.3%
  FEDERAL HOME LOAN BANKS NOTES -- 2.4%
     Federal Home Loan Bank Notes, 6.41%, 04/10/01 ...............................       300,000         305,900
     Federal Home Loan Bank Notes, 5.80%, 08/24/01 ...............................     1,000,000       1,000,939
     Federal Home Loan Bank Notes, 5.25%, 04/25/02 ...............................       900,000         895,587
                                                                                                      ----------
                                                                                                       2,202,426
                                                                                                      ----------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 1.5%
     Federal Home Loan Mortgage Corp. Notes, 7.05%, 06/08/05 .....................       500,000         504,294
     Federal Home Loan Mortgage Corp. Notes, 5.95%, 01/19/06 .....................       850,000         858,797
                                                                                                      ----------
                                                                                                       1,363,091
                                                                                                      ----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 5.4%
     Federal National Mortgage Association Notes, 6.41%, 02/06/02 ................       650,000         665,712
     Federal National Mortgage Association Notes, 5.78%, 02/12/03 ................       750,000         746,416
     Federal National Mortgage Association Notes, 7.00%, 06/25/07 ................       600,000         619,323
     Federal National Mortgage Association Notes, 6.56%, 12/10/07 ................     1,100,000       1,109,000
     Federal National Mortgage Association Notes, 6.16%, 07/09/08 ................     1,275,000       1,255,587
     Federal National Mortgage Association Notes, 6.00%, 09/24/08 ................       600,000         577,480
                                                                                                      ----------
                                                                                                       4,973,518
                                                                                                      ----------
         TOTAL U.S. AGENCY OBLIGATIONS (COST $8,606,844) .......................................       8,539,035
                                                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

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THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/SHORT/INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------
     INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                            PRINCIPAL         VALUE
                                                             AMOUNT          (NOTE 2)
                                                            ---------        --------
U.S. TREASURY OBLIGATIONS** -- 29.1%
     U.S. Treasury Notes, 5.88%, 07/31/99 ...............  $  500,000      $  501,454
     U.S. Treasury Notes, 6.88%, 03/31/00 ...............     700,000         712,114
     U.S. Treasury Notes, 6.75%, 04/30/00 ...............     800,000         813,844
     U.S. Treasury Notes, 6.25%, 05/31/00 ...............     300,000         304,121
     U.S. Treasury Notes, 8.75%, 08/15/00 ...............     150,000         156,852
     U.S. Treasury Notes, 5.50%, 12/31/00 ...............     700,000         704,572
     U.S. Treasury Notes, 6.63%, 07/31/01 ...............     600,000         618,867
     U.S. Treasury Notes, 6.50%, 08/31/01 ...............   3,150,000       3,243,206
     U.S. Treasury Notes, 7.50%, 11/15/01 ...............     350,000         369,206
     U.S. Treasury Notes, 6.13%, 12/31/01 ...............     400,000         409,447
     U.S. Treasury Notes, 6.25%, 01/31/02 ...............   3,150,000       3,234,931
     U.S. Treasury Notes, 6.25%, 02/28/02 ...............   1,500,000       1,541,163
     U.S. Treasury Notes, 6.25%, 06/30/02 ...............     500,000         514,196
     U.S. Treasury Notes, 6.00%, 07/31/02 ...............     400,000         408,928
     U.S. Treasury Notes, 5.75%, 10/31/02 ...............   1,600,000       1,624,705
     U.S. Treasury Notes, 5.50%, 01/31/03 ...............   1,850,000       1,864,129
     U.S. Treasury Notes, 5.88%, 02/15/04 ...............     150,000         153,815
     U.S. Treasury Notes, 7.25%, 05/15/04 ...............     550,000         596,983
     U.S. Treasury Notes, 6.50%, 05/15/05 ...............     300,000         317,235
     U.S. Treasury Notes, 6.50%, 08/15/05 ...............     700,000         741,606
     U.S. Treasury Notes, 6.88%, 05/15/06 ...............   2,000,000       2,168,207
     U.S. Treasury Notes, 7.00%, 07/15/06 ...............   1,500,000       1,638,655
     U.S. Treasury Notes, 6.25%, 02/15/07 ...............   1,650,000       1,734,858
     U.S. Treasury Notes, 6.13%, 08/15/07 ...............     500,000         522,241
     U.S. Treasury Notes, 11.75%, 02/15/10 ..............     650,000         847,761
     U.S. Treasury Notes, 7.25%, 05/15/16 ...............     750,000         857,373
                                                                          -----------
         TOTAL U.S. TREASURY OBLIGATIONS (COST $26,511,481) .........      26,600,469
                                                                          -----------
COMMERCIAL PAPER -- 1.6%
     American Express, 5.00%, 05/03/99
        (COST $1,470,671) ..............................    1,470,671       1,470,671
                                                                          -----------

TOTAL INVESTMENTS (COST $90,420,795)(DAGGER)-- 98.8% ................      90,316,379
                                                                          -----------

OTHER ASSETS AND LIABILITIES, NET -- 1.2% ...........................       1,079,152
                                                                          -----------

NET ASSETS -- 100.0% ................................................     $91,395,531
                                                                          ===========

* Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the Portfolio Advisor.

** While not rated by Moody's or S & P, U.S. Treasury Obligations are considered to be of the highest quality, comparable to AAA.

(DAGGER) The cost for federal income tax purpose. At April 30, 1999, net unrealized depreciation was $104,416. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost of $473,939, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $578,355.




    The accompanying notes are an integral part of the financial statements.

 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND / INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS / APRIL 30, 1999 (UNAUDITED)
    (Showing Percentage of Total Value of Net Assets)
================================================================================

                                                                      MOODY'S/S&P     PRINCIPAL         VALUE
                                                                        RATINGS*        AMOUNT         (NOTE 2)
                                                                      -----------     ----------      ----------
CORPORATE BONDS -- 38.5%
  BANKS -- 5.1%
     Amsouth Bank of Alabama, 6.45%, 02/01/18 .......................     A1/A-       $  200,000      $  198,750
     Citicorp, 7.25%, 10/15/11 ......................................     A1/A+        1,000,000       1,052,500
     J.P. Morgan & Co., 6.25%, 02/15/11 .............................    A2/AA-        1,000,000         957,500
     St. George Bank, Ltd., 7.15%, 06/18/07 .........................    Baa1/A-         400,000         407,500
     Swiss Bank Corp., New York, 7.00%, 10/15/15 ....................    Aa2/AA        1,000,000         997,500
     Union Bank Switzerland, New York, 7.25%, 07/15/06 ..............    Aa2/AA          600,000         628,500
     Wachovia Corp., 6.25%, 08/04/08 ................................    A1/AA+          400,000         397,500
                                                                                                      ----------
                                                                                                       4,639,750
                                                                                                      ----------
  FINANCIAL -- 15.6%
     Abbey National PLC, 6.69%, 10/17/05 ............................    Aa3/AA-       1,100,000       1,122,000
     Ameritech Capital Funding, 6.45%, 01/15/18 .....................    Aa3/AA+       1,700,000       1,653,250
     Associates Corp., NA, 5.75%, 11/01/03 ..........................    Aa3/AA-         500,000         493,750
     Associates Corp., NA, 7.75%, 02/15/05 ..........................    Aa3/AA-       1,000,000       1,073,750
     Bear Stearns Co., Inc., 6.63%, 10/01/04 ........................     A2/A           400,000         405,000
     CIT Group Holdings, Inc., 6.38%, 08/01/02 ......................    Aa3/A+          500,000         506,875
     Commercial Credit Co., 8.70%, 06/15/99 .........................    Aa3/A+        1,200,000       1,372,500
     Commercial Credit Co., 6.50%, 08/01/04 .........................     A1/A+          700,000         707,000
     Crestar Financial Corp., 6.50%, 01/15/08 .......................     A2/A           500,000         485,625
     First Union Corp., 6.82%, 08/01/06 .............................     A2/A-          651,000         692,306
     General Electric Capital Corp., 8.13%, 05/15/12 ................    Aaa/AAA         700,000         807,625
     General Motors Acceptance Corp., 7.00%, 08/15/01 ...............     A2/A           500,000         513,125
     Lehman Brothers Holdings, Inc., 6.50%, 10/01/02 ................    Baa1/A          900,000         900,000
     Lehman Brothers Holdings, Inc., 7.38%, 05/15/04 ................    Baa1/A          750,000         771,563
     Lehman Brothers Holdings, Inc., 6.63%, 02/05/06 ................    Baa1/A          500,000         496,875
     Merrill Lynch & Co., 6.38%, 07/18/00 ...........................    Aa3/AA-         900,000         908,690
     Monsanto Co. Debentures Series 144A, 6.60%, 12/01/28 ...........     A2/A           700,000         665,875
     Morgan Stanley, Dean Witter, Discover & Co., 6.75%, 03/04/03 ...    Aa3/A+          500,000         511,875
                                                                                                      ----------
                                                                                                      14,087,684
                                                                                                      ----------
  GOVERNMENT, NATIONAL -- 0.9%
     Republic of Korea Global Bonds, 8.75%, 04/15/03 ................   Baa3/BBB-        750,000         793,125
                                                                                                      ----------
  INDUSTRIAL -- 9.9%
     AKZO Nobel, Inc., 6.00%, 11/15/03 ..............................     A2/A           600,000         594,000
     Amoco Co., 6.25%, 10/15/04 .....................................    Aa1/AAA         500,000         510,000
     Bausch & Lomb, Inc., 6.38%, 08/01/03 ...........................   Baa2/BBB         700,000         689,500
     Coca Cola Put Asset Trust, 6.00%, 03/15/01 .....................     A3/A+        1,500,000       1,503,750
     Elf Aquitane, 8.00%, 10/15/01 ..................................    Aa3/AA          600,000         630,750
     Eli Lilly, 8.13%, 12/01/01 .....................................    Aa3/AA          600,000         634,500
     Harvard University, 8.13%, 04/15/07 ............................    Aaa/AAA         500,000         555,000
     Hertz Corp., 6.00%, 02/01/01 ...................................    A3/BBB+       1,100,000       1,100,000
     Ingersoll-Rand, 6.02%, 02/15/28 ................................     A3/A-          500,000         506,095
     International Business Machines Corp., 6.50%, 01/15/28 .........     A1/A+          500,000         486,250
     Nabisco, Inc., 6.13%, 02/01/03 .................................   Baa2/BBB         700,000         689,500
     Walt Disney Co. Notes, 5.62%, 12/01/08 .........................     A2/A         1,000,000         960,000
                                                                                                      ----------
                                                                                                       8,859,345
                                                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND / INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------
     INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                      MOODY'S/S&P     PRINCIPAL         VALUE
                                                                        RATINGS*     AMOUNT/SHARES     (NOTE 2)
                                                                      -----------    -------------    ----------
TELECOMMUNICATIONS -- 3.1%
     AT&T Corp., 6.50%, 03/15/29 ....................................    A1/AA-       $  450,000      $  430,875
     Cable & Wireless Communications, 6.75%, 03/06/08 ...............    Baa1/A-         300,000         301,875
     GTE Southwest, Ser. 1993-B, 6.54%, 12/01/05 ....................    A2/AA-          500,000         509,375
     MCI Worldcom, Inc., 6.50%, 04/15/10 ............................   Baa2/BBB+        400,000         399,000
     Sprint Corp., 9.50%, 04/01/03 ..................................   Baa1/BBB       1,000,000       1,117,500
                                                                                                      ----------
                                                                                                       2,758,625
                                                                                                      ----------
  TRANSPORTATION -- 1.3%
     Norfolk Southern Corp., 7.35%, 05/15/07 ........................   Baa1/BBB+      1,100,000       1,166,000
                                                                                                      ----------
  UTILITIES -- 2.6%
     Hawaiian Electric Industry, 6.49%, 06/12/02 ....................   Baa2/BBB       1,000,000       1,005,000
     Oklahoma Gas & Electric, 6.50%, 07/15/04 .......................    Aa3/AA-       1,250,000       1,290,625
                                                                                                      ----------
                                                                                                       2,295,625
                                                                                                      ----------
         TOTAL CORPORATE BONDS (COST $34,183,377) ..............................................      34,600,154
                                                                                                      ----------

PREFERRED STOCK -- 0.6%
     ABN AMRO Cap Funding,  Ser. B, 7.50%
        (COST $500,000) ........................................................          20,000         506,250
                                                                                                      ----------

ASSET-BACKED SECURITIES -- 19.0%
     Advanta Mortgage Loan Trust, Ser. 1993-3, Cl. A5, 5.55%, 01/25/25   Aaa/AAA         226,226         218,402
     AFC Home Equity Loan Trust, Ser. 1993-1, Cl. A, 5.90%, 05/20/08 .   Aaa/AAA         700,352         696,263
     AFC Home Equity Loan Trust, Ser. 1996-2, Cl. 1A4, 7.74%, 09/25/27   Aaa/AAA         999,788         997,760
     Crown Home Equity Loan Trust, Ser. 1996-1, Cl. A4, 7.15%, 08/25/12  Aaa/AAA       1,400,000       1,371,998
     Federal National Mortgage Association Notes, Ser. 1995-W1, Cl. A6,
         8.10%, 04/25/25 .............................................    NR/NR        1,500,000       1,534,861
     First Plus Home Loan Trust, Ser. 1996-2, Cl. A6, 7.85%, 08/20/13    Aaa/AAA         999,703       1,041,036
     General Electric Capital Mortgage Services, Inc.,
        Ser. 1997-HE4, Cl. A3, 6.59%, 12/25/12 .......................   Aaa/NR          750,000         752,085
     Green Tree Financial Corp., Ser. 1995-2, Cl. A6, 8.30%, 05/15/26    Aaa/AAA         400,000         425,297
     Green Tree Home Improvement Loan Trust, Ser. 1996-C, Cl. HEA4,
        7.80%, 06/15/26 ..............................................   NR/AAA        2,000,000       2,055,333
     Green Tree Lease Finance, Ser. 1997-1, Cl. A4 , 6.27%, 09/20/05     NR/AAA          750,000         754,890
     IMC Home Equity Loan Trust, Ser. 1997-5, Cl. A7, 6.90%, 01/20/22    Aaa/AAA         500,000         506,416
     MBNA Master Credit Card Trust, Ser. 1995-F, Cl. A, 6.60%, 01/15/03  Aaa/AAA         500,000         508,544
     Oakwood Mortgage Investors, Inc., Ser. 1998-B, Cl. A2,
        6.15%, 07/15/11 ..............................................   NR/AAA          700,000         689,050
     The Money Store Home Equity Trust, Ser. 1992-D2, Cl. A3, 7.55%,
        01/15/18 .....................................................   Aaa/AAA         618,835         649,374
     The Money Store Home Equity Trust, Ser. 1995-A, Cl. 5, 8.40%,
        02/15/24 .....................................................   Aaa/AAA         800,000         824,606

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND / INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------
     INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                      MOODY'S/S&P     PRINCIPAL         VALUE
                                                                        RATINGS*        AMOUNT         (NOTE 2)
                                                                      -----------     ----------      ----------

     The Money Store Home Equity Trust, Ser. 1996-B, Cl. A8,
        7.91%, 05/15/24 ..............................................   Aaa/AAA     $ 2,000,000     $ 2,059,854
     UCFC Home Equity Loan Trust, Ser. 1998-B, Cl. A2,
        6.01%, 09/15/14 ..............................................   Aaa/AAA       1,000,000         989,866
     Vanderbilt Mortgage Finance, Ser. 1996-A, Cl. A3,
        6.85%, 04/07/26 ..............................................   Aaa/NR        1,000,000       1,004,166
                                                                                                      ----------
         TOTAL ASSET-BACKED SECURITIES (COST $17,115,049) ......................................      17,079,801
                                                                                                      ----------

MORTGAGE-BACKED SECURITIES -- 1.9%
     Federal Home Loan Mortgage Corp. Notes, 2073 PJ (Pac),
        6.00%, 10/15/23 ..............................................    NR/NR          300,000         295,613
     Federal Home Loan Mortgage Corp. Notes, CMO 2129 PE,
        5.75%, 09/15/11 ..............................................    NR/NR          400,000         393,515
     Federal Home Loan Mortgage Corp. Notes, Gold 15 Yr.,
        6.00%, 01/01/13 ..............................................    NR/NR          715,598         710,007
     Federal Home Loan Mortgage Corp. Notes, Gold 5 Yr.,
        7.00%, 05/01/00 ..............................................    NR/NR          262,092         263,484
                                                                                                      ----------
         TOTAL MORTGAGE-BACKED SECURITIES (COST $1,667,663) ....................................       1,662,619
                                                                                                      ----------

U.S. AGENCY OBLIGATIONS -- 6.1%
  FEDERAL HOME LOAN BANK NOTES -- 1.8%
     Federal Home Loan Bank Notes, 5.80%, 08/24/01 ...................   Aaa/NR        1,000,000       1,000,939
     Federal Home Loan Bank Notes, 5.30%, 10/29/02 ...................   Aaa/NR          600,000         590,682
                                                                                                      ----------
                                                                                                       1,591,621
                                                                                                      ----------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 1.5%
     Federal Home Loan Mortgage Corp. Notes, 7.05%, 06/08/05 .........   Aaa/NR        1,000,000       1,008,589
     Federal Home Loan Mortgage Corp. Notes, 5.95%, 01/19/06 .........   Aaa/NR          350,000         353,622
                                                                                                      ----------
                                                                                                       1,362,211
                                                                                                      ----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 2.1%
     Federal National Mortgage Association Notes, 6.41%, 02/06/02 ....   Aaa/NR          600,000         614,504
     Federal National Mortgage Association Notes, 5.78%, 02/12/03 ....   Aaa/NR          300,000         298,566
     Federal National Mortgage Association Notes, 6.56%, 12/10/07 ....   Aaa/NR          500,000         504,091
     Federal National Mortgage Association Notes, 6.16%, 07/09/08 ....   Aaa/NR          500,000         492,387
                                                                                                      ----------
                                                                                                       1,909,548
                                                                                                      ----------
  GENERAL SERVICE ADMINISTRATION NOTES -- 0.7%
     General Service Administration Notes, 6.27%, 05/15/20 ...........   Aaa/NR          600,000         602,202
                                                                                                      ----------
         TOTAL U.S. AGENCY OBLIGATIONS (COST $5,481,766) .......................................       5,465,582
                                                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND / INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------
     INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================
                                                      PRINCIPAL         VALUE
                                                        AMOUNT         (NOTE 2)
                                                      ----------     -----------
U.S. TREASURY OBLIGATIONS** -- 29.9%
  U.S. TREASURY BONDS -- 19.1%
     U.S. Treasury Bonds, 9.25%, 02/15/16 ..........  $1,250,000   $ 1,691,343
     U.S. Treasury Bonds, 7.25%, 05/15/16 ..........   1,650,000     1,886,221
     U.S. Treasury Bonds, 7.50%, 11/15/16 ..........   3,450,000     4,041,587
     U.S. Treasury Bonds, 8.75%, 05/15/17 ..........     500,000       655,216
     U.S. Treasury Bonds, 8.88%, 02/15/19 ..........   2,000,000     2,679,161
     U.S. Treasury Bonds, 8.00%, 11/15/21 ..........   1,250,000     1,568,571
     U.S. Treasury Bonds, 7.25%, 08/15/22 ..........   1,500,000     1,745,028
     U.S. Treasury Bonds, 7.13%, 02/15/23 ..........      50,000        57,529
     U.S. Treasury Bonds, 6.00%, 02/15/26 ..........   1,000,000     1,013,995
     U.S. Treasury Bonds, 6.75%, 08/15/26 ..........     700,000       779,688
     U.S. Treasury Bonds, 6.50%, 11/15/26 ..........     500,000       540,262
     U.S. Treasury Bonds, 6.38%, 08/15/27 ..........     500,000       533,550
                                                                   -----------
                                                                    17,192,151
                                                                   -----------
  U.S. TREASURY NOTES -- 10.8%
     U.S. Treasury Notes, 5.50%, 12/31/00 ..........     500,000       503,266
     U.S. Treasury Notes, 6.50%, 08/31/01 ..........     250,000       257,397
     U.S. Treasury Notes, 6.13%, 12/31/01 ..........   1,000,000     1,023,618
     U.S. Treasury Notes, 6.25%, 01/31/02 ..........     450,000       462,133
     U.S. Treasury Notes, 6.25%, 02/28/02 ..........     550,000       565,093
     U.S. Treasury Notes, 6.63%, 03/31/02 ..........     250,000       259,559
     U.S. Treasury Notes, 5.75%, 10/31/02 ..........     400,000       406,176
     U.S. Treasury Notes, 5.88%, 02/15/04 ..........     400,000       410,173
     U.S. Treasury Notes, 7.25%, 08/15/04 ..........     500,000       544,077
     U.S. Treasury Notes, 6.50%, 05/15/05 ..........   3,100,000     3,278,100
     U.S. Treasury Notes, 5.88%, 11/15/05 ..........   1,400,000     1,438,387
     U.S. Treasury Notes, 6.25%, 02/15/07 ..........     500,000       525,715
                                                                    ----------
                                                                     9,673,694
                                                                    ----------
         TOTAL U.S. TREASURY OBLIGATIONS (COST $25,256,698) ....    26,865,845
                                                                    ----------

COMMERCIAL PAPER -- 2.2%
     American Express, 5.00%, 05/03/99
        (COST $2,005,074) ............................ 2,005,074     2,005,074
                                                                   -----------
TOTAL INVESTMENTS (COST $86,209,627)(DAGGER) -- 98.2% ..........    88,185,325

OTHER ASSETS AND LIABILITIES -- 1.8% ...........................     1,636,878
                                                                   -----------
NET ASSETS -- 100.0% ...........................................   $89,822,203
                                                                   ===========

* Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the Portfolio Advisor.

** While not rated by Moody's or S & P, U.S. Treasury Obligations are considered to be of the highest quality, comparable to AAA.

(DAGGER) The cost for federal income tax purposes. At April 30, 1999, net unrealized appreciation was $1,975,698. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost of $2,583,211, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $607,513.

    The accompanying notes are an integral part of the financial statements.

 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND / MUNICIPAL BOND PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS / APRIL 30, 1999 (UNAUDITED)
    (Showing Percentage of Total Value of Net Assets)
================================================================================

                                                                      MOODY'S/S&P     PRINCIPAL         VALUE
                                                                        RATINGS*        AMOUNT         (NOTE 2)
                                                                      -----------     ----------      ----------
MUNICIPAL BONDS -- 96.7%
  ALASKA -- 5.1%
     Alaska Municipal Bond Bank Auth. Ref. Bonds, Ser. 1994C,
        4.90%, 10/01/03 ...............................................   A2/A          $400,000      $  418,500
     Seward, AK Rev. Bonds, (Alaska Sealife Center Proj.)
        6.50%, 10/01/01 ...............................................   NR/NR          460,000         467,475
                                                                                                      ----------
                                                                                                         885,975
                                                                                                      ----------
  CALIFORNIA -- 2.4%
     California Semitropic Improv. Dist. Water. Storage Dist. Ref.
        Rev. Bonds,, 4.85%, 06/01/11 ..................................  Aaa/AAA         410,000         421,275
                                                                                                      ----------
  COLORADO -- 3.0%
     Aurora, CO Cert. of Participation Lease Ref. Rev. Bonds.,
        5.85%, 12/01/02 ...............................................    A/A           500,000         530,000
                                                                                                      ----------
  DELAWARE -- 18.0%
     Bethany Beach, DE Gen. Oblig. Rev. Bonds, 9.75%, 11/01/07 ........  Aaa/AAA         160,000         221,200
     Bethany Beach, DE Gen. Oblig. Rev. Bonds, 9.75%, 11/01/08 ........  Aaa/AAA         180,000         254,475
     Delaware Gen. Oblig. Rev. Bonds, 4.30%, 03/01/10 .................  Aa1/AA+         500,000         494,375
     Delaware State Economic Dev. Auth. Rev. Bonds (Delmarva Power
        & Light), 7.30%, 09/01/15 .....................................  Aaa/AAA         100,000         104,035
     Delaware State Economic Dev. Auth. Rev. Bonds (Osteopathic Hosp.
        Assoc.) Ser. 1993A, 6.00%, 01/01/03 ...........................  Aaa/NR          405,000         422,719
     Delaware State Gen. Oblig. Rev. Bonds, Ser.1997A, 5.00%, 01/01/04   Aa1/AA+         255,000         267,112
     Delaware State Housing Auth. Multi-family Mtge. Ref. Rev. Bonds,
        Ser. 1992C, 7.25%, 01/01/07 ...................................   A1/A           190,000         203,537
     Delaware State Housing Auth. Multi-family Mtge. Ref. Rev. Bonds,
        Ser. 1992D, 6.35%, 07/01/03 ...................................   A1/NR          100,000         105,125
     Delaware State Housing Auth. Single Family Mtge. Rev. Bonds,
        Ser. 1993A-1, 5.05%, 07/01/05 .................................  Aaa/AAA         285,000         291,412
     Delaware State Housing Auth. Single Family Mtge. Rev. Bonds,
        Ser. 1993A-1, 5.15%, 01/01/06 .................................  Aaa/AAA         160,000         164,400
     Delaware State Housing Auth. Sr. Home Mtge. Rev. Bonds,
        Ser. 1991A, 7.00%, 06/01/00 ...................................  Aa3/NR           25,000          25,316
     Delaware State Housing Auth. Sr. Home Mtge. Rev. Bonds,
        Ser. 1991B-1, 6.40%, 12/01/02 .................................  Aa3/NR           35,000          36,356
     Delaware State Solid Waste Auth. Rev. Bonds, 5.80%, 07/01/01 .....   A2/A           500,000         520,625
                                                                                                      ----------
                                                                                                       3,110,687
                                                                                                      ----------
  HAWAII -- 4.5%
     Hawaii State Gen. Oblig. Rev. Bonds, Ser. 1992BW, 6.20%, 03/01/05    A1/A+          700,000         773,500
                                                                                                      ----------
  MARYLAND -- 2.9%
     Anne Arundel County MD G.O. Refunding Water and Sewer
        Ser. 99, 4.20%, 03/15/07 ......................................  Aa1/AA+         500,000         495,000
                                                                                                      ----------
  MASSACHUSETTS -- 5.1%
     Massachusetts Bay Trans. Auth. Ser 98-B, 5.13%, 03/01/12 .........  Aa3/AA-         500,000         518,750
     Massachusetts Fed. Highway Grant Ant. Notes Ser. 98B,
        5.13%, 12/15/14 ...............................................  Aa3/AAA         350,000         359,187
                                                                                                      ----------
                                                                                                         877,937
                                                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND / MUNICIPAL BOND PORTFOLIO
--------------------------------------------------------------------------------
     INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                      MOODY'S/S&P     PRINCIPAL         VALUE
                                                                        RATINGS*        AMOUNT         (NOTE 2)
                                                                      -----------     ----------      ----------
  MISSISSIPPI -- 2.4%
     Medical Center Educ. Bldg. Corp. Rev. Bonds (Univ. of Mississippi
        Medical Center Proj.), Ser. 1993, 5.40%, 12/01/05 .............   NR/A-         $400,000      $  418,500
                                                                                                      ----------
  NEW JERSEY -- 3.0%
     New Jersey Economic Dev. Auth. School Rev. Bonds (Blair
        Academy Proj.), Ser. 1995B, 6.00%, 09/01/07 ...................   A3/NR          500,000         511,875
                                                                                                      ----------
  PENNSYLVANIA -- 22.7%
     Allentown, PA Gtd. Water Improv. Rev. Bonds, 5.65%, 07/15/10 .....  Aaa/AAA         525,000         577,500
     Chester County, PA Ind. Dev. Auth. Wastewater Treatment
        Rev. Bonds (Orleans Corp. Proj.), 7.00%, 11/01/06 .............   NR/NR          605,000         605,000
     Cumberland Valley, PA School District Gen. Oblig. Rev. Bonds,
        Ser. 1993A, 5.35%, 09/01/07 ...................................  Aaa/AAA         500,000         520,625
     Harrisburg, PA  Office & Parking Rev. Auth. Bonds (Capital Assoc.
        Proj.), Ser. 1998A, 5.50%, 05/01/05 ...........................   NR/NR          500,000         500,000
     Pennsylvania State Higher Educ. Fac. Auth. Rev. Bonds (Philadelphia
        College of Osteopathic Medicine), 5.25%, 12/01/07 .............  NR/AAA          150,000         158,063
     Pennsylvania State Higher Educ. Fac. Auth. Rev. Bonds,
        Ser. 1992A, 6.63%, 08/15/09 ...................................  Aaa/AAA         120,000         131,400
     Philadelphia, PA Hospitals & Higher Educ. Fac. Auth. Rev. Bonds
        (Jefferson Health Systems) Ser. 1997A, 5.50%, 05/15/05 ........  A1/AA-          500,000         532,500
     Philadelphia, PA Redev. Auth. Home Improv. Loan Rev. Bonds,
        Ser. 1986A, 7.38%, 06/01/03 ...................................   A1/A+           15,000          15,151
     Westmoreland County, PA Ind. Dev. Auth. Rev. Bonds (Landfill Gas
        Recycling- Lanchester Energy Partners), Ser. 1998B,
        6.80%, 01/01/05 ...............................................   NR/NR          500,000         500,000
     York County, PA Ind. Dev. Auth. Personal Care Fac.
        Rev. Bonds, 9.50%, 10/01/19 ...................................   NR/NR          330,000         389,813
                                                                                                      ----------
                                                                                                       3,930,052
                                                                                                      ----------
  TEXAS -- 10.3%
     Austin, TX Gen. Oblig. Rev. Bonds, 4.75%, 09/01/09 ...............  Aa2/AA          315,000         318,150
     Carrollton, TX Fmrs Brh Indpt. School Dist. Psf, 4.40%, 02/15/10 .  Aaa/AAA         250,000         246,250
     Georgetown, TX Utility System Ref. Rev. Bonds, Ser. 1998A,
        4.80%, 08/15/11 ...............................................  Aaa/AAA         650,000         657,313
     Klein, TX Isd Ref., 4.45%, 08/01/11 ..............................  Aaa/AAA         275,000         269,156
     University of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13 .  Aaa/AAA         275,000         293,219
                                                                                                      ----------
                                                                                                       1,784,088
                                                                                                      -----------
  UTAH -- 3.0%
     Salt Lake County, UT Municipal Bldg. Auth. Lease Rev. Bonds,
        Ser. 1994A, 5.65%, 10/01/03 ...................................  Aaa/AAA         500,000         535,000
                                                                                                      ----------
  VIRGINIA -- 6.0%
     Virginia State Housing Dev. Auth. Commonwealth Mtge. Rev. Bonds,
        Ser. 1992C-8, 5.80%, 07/01/04 .................................  Aa1/AA+         500,000         523,750
     Virginia State Public Bldg. Auth. Ref. Rev. Bonds,
        Ser. 1996A, 5.00%, 08/01/12 ...................................   Aa/AA          500,000         510,625
                                                                                                      ----------
                                                                                                       1,034,375
                                                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND / MUNICIPAL BOND PORTFOLIO
--------------------------------------------------------------------------------
     INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                      MOODY'S/S&P     PRINCIPAL         VALUE
                                                                        RATINGS*        AMOUNT         (NOTE 2)
                                                                      -----------     ----------      ----------
  WASHINGTON -- 5.3%
     Clark County, WA Public Utility Dist. No. 1 Generating System
        Rev. Bonds, 6.00%, 01/01/06 .................................    Aaa/AAA        $350,000     $   385,438
     Washington State Public Power Supply System Ref. Rev. Bonds
        (Nuclear Proj. No. 3), Ser. 1993C, 5.10%, 07/01/07 ..........    Aa1/AA-         500,000         523,125
                                                                                                     -----------
                                                                                                         908,563
                                                                                                     -----------
  WISCONSIN -- 3.0%
     Appleton, WI Area School Dist. Gen. Oblig. Rev. Bonds,
        5.00%, 04/01/11 .............................................    Aa2/NR          505,000         520,150
                                                                                                     -----------
         TOTAL MUNICIPAL BONDS (COST $16,269,023) ..............................................      16,736,977
                                                                                                     -----------

TAX-EXEMPT MUTUAL FUNDS -- 2.3%
     Provident Municipal Tax-Exempt Cash Money Market Fund
        (COST $402,310) ........................................................         402,309         402,310
                                                                                                     -----------
TOTAL INVESTMENTS (COST $16,671,333)(DAGGER) -- 99.0% ..........................................      17,139,287
                                                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET -- 1.0% ......................................................         166,313
                                                                                                     -----------
NET ASSETS -- 100.0% ...........................................................................     $17,305,600
                                                                                                     ===========

* Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the Portfolio Advisor.

(DAGGER) The cost for federal income tax purposes. At April 30, 1999, net unrealized appreciation was $467,954. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost of $476,888, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $8,934.

    The accompanying notes are an integral part of the financial statements.

 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 1999 (Unaudited)

                                                                       SHORT/
                                                                    INTERMEDIATE    INTERMEDIATE      MUNICIPAL
                                                                        BOND            BOND            BOND
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                    ------------    ------------      ----------

ASSETS:
Investments in securities, at market (identified cost $90,420,795,
   $86,209,627 and $16,671,333, respectively) ....................   $90,316,379     $88,185,325     $17,139,287
Receivables:
   Interest ......................................................     1,240,705       1,311,337         256,014
   Fund shares purchased .........................................       138,371         114,500              --
   Investment securities sold ....................................     1,097,537         598,656              --
Other assets .....................................................            31          51,703              14
                                                                     -----------     -----------     -----------
   Total assets ..................................................    92,793,023      90,261,521      17,395,315
                                                                     -----------     -----------     -----------
LIABILITIES:
Due to Adviser ...................................................        20,471           7,360           2,773
Payables:
   Dividends to shareholders .....................................       413,493         423,178          62,049
   Fund shares redeemed ..........................................       139,872           1,000             101
   Investment securities purchased ...............................       805,216              --              --
Other accrued expenses ...........................................        18,440           7,780          24,792
                                                                     -----------     -----------     -----------
   Total liabilities .............................................     1,397,492         439,318          89,715
                                                                     -----------     -----------     -----------
NET ASSETS, at market value ......................................   $91,395,531     $89,822,203     $17,305,600
                                                                     ===========     ===========     ===========
NET ASSETS CONSIST OF:
Additional paid-in capital .......................................   $91,199,082     $87,564,089     $16,776,846
Shares of beneficial interest ....................................        69,939          91,147          13,511
Accumulated net realized gain ....................................       230,926         191,269          47,289
Net unrealized appreciation of investments .. ....................      (104,416)      1,975,698         467,954
                                                                     -----------     -----------     -----------
NET ASSETS, for 6,993,893, 9,114,681, and 1,351,128
   shares outstanding, respectively . ............................   $91,395,531     $89,822,203     $17,305,600
                                                                     ===========     ===========     ===========
NET ASSET VALUE, offering and redemption price per share
   ($91,395,531  (DIVIDE) 6,993,893, $89,822,203 (DIVIDE) 9,114,681,
   and $17,305,600 (DIVIDE) 1,351,128 outstanding shares of
   beneficial interest, $0.01 par value, respectively) ...........        $13.07           $9.85          $12.81
                                                                          ======           =====          ======

    The accompanying notes are an integral part of the financial statements.

 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS - CONTINUED
================================================================================

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended April 30, 1999 (Unaudited)

                                                                       SHORT/
                                                                    INTERMEDIATE    INTERMEDIATE      MUNICIPAL
                                                                        BOND            BOND            BOND
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                    ------------    ------------      ----------
INTEREST INCOME ...................................................  $ 2,812,687     $ 2,876,243       $ 443,645
                                                                     -----------     -----------     -----------
EXPENSES:
   Advisory fee ...................................................      163,938         162,078          30,965
   Accounting fee .................................................       46,840          46,308           8,847
   Custodian fee ..................................................        9,425          10,388           6,722
   Transfer agent fee .............................................       17,376          12,474           4,850
   Trustees' fees and expenses ....................................        1,969           1,614           1,876
   Amortization of organizational expenses ........................           --           6,105              --
   Registration fees ..............................................       19,336          29,626           7,252
   Report to shareholders .........................................        5,827           7,188             444
   Professional fees ..............................................       45,862          26,877          16,040
   Other ..........................................................        3,592           5,250           3,957
                                                                     -----------     -----------     -----------
      Total expenses before fee waivers ...........................      314,165         307,908          80,953
      Advisory fee waived .........................................      (56,548)        (53,168)        (14,600)
                                                                     -----------     -----------     -----------
         Total expenses, net ......................................      257,617         254,740          66,353
                                                                     -----------     -----------     -----------
   Net investment income ..........................................    2,555,070       2,621,503         377,292
                                                                     -----------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investment transactions ...................      231,083         191,401          47,276
   Net change in unrealized appreciation (depreciation)
      of investments ..............................................   (2,311,673)     (3,019,211)       (141,426)
                                                                     -----------     -----------     -----------
   Net loss on investments ........................................   (2,080,590)     (2,827,810)        (94,150)
                                                                     -----------     -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...  $   474,480      $ (206,307)      $ 283,142
                                                                     ===========      ==========      ==========

    The accompanying notes are an integral part of the financial statements.

 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS - CONTINUED
================================================================================

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SHORT/
                                                                    INTERMEDIATE    INTERMEDIATE      MUNICIPAL
                                                                        BOND            BOND            BOND
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                    ------------    ------------      ----------
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 1999 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..........................................  $ 2,555,070     $ 2,621,503     $   377,292
   Net realized gain on investments transactions ..................      231,083         191,401          47,276
   Net change in unrealized appreciation (depreciation)
      of investments ..............................................   (2,311,673)     (3,019,211)       (141,426)
                                                                     -----------     -----------     -----------
   Net increase (decrease) in net assets resulting from operations       474,480        (206,307)        283,142
                                                                     -----------     -----------     -----------
Dividends to shareholders from:
   Net investment income ..........................................   (2,555,070)     (2,621,503)       (377,292)
   Net realized gain on investments ...............................     (137,401)       (324,537)        (86,704)
                                                                     -----------     -----------     -----------
                                                                      (2,692,471)     (2,946,040)       (463,996)
                                                                     -----------     -----------     -----------
Decrease in net assets from Fund share transactions (Note 5) ......     (983,850)        (26,953)        (92,933)
                                                                     -----------     -----------     -----------
   Total decrease in net assets ...................................   (3,201,841)     (3,179,300)       (273,787)
Net Assets:
   Beginning of period ............................................   94,597,372      93,001,503      17,579,387
                                                                     -----------     -----------     -----------
   End of period ..................................................  $91,395,531     $89,822,203     $17,305,600
                                                                     ===========     ===========     ===========

FOR THE FISCAL YEAR ENDED OCTOBER 31,  1998(DAGGER)
INCREASE  (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..........................................  $ 2,931,583     $ 1,795,205     $   761,371
   Net realized gain on investments transactions ..................      253,210         324,405         118,413
   Net change in unrealized appreciation (depreciation)
      of investments ..............................................    1,588,123       1,426,841         152,437
                                                                     -----------     -----------     -----------
   Net increase in net assets resulting from operations ...........    4,772,916       3,546,451       1,032,221
                                                                     -----------     -----------     -----------
Dividends to shareholders from:
   Net investment income ..........................................   (2,931,583)     (1,795,205)       (761,371)
                                                                     -----------     -----------     -----------
Increase (decrease) in net assets from Fund share
   transactions (Note 5) ..........................................   61,300,279      91,250,257        (137,719)
                                                                     -----------     -----------     -----------
   Total increase in net assets ...................................   63,141,612      93,001,503         133,131
NET ASSETS:
   Beginning of year ..............................................   31,455,760              --      17,446,256
                                                                     -----------     -----------     -----------
   End of year ....................................................  $94,597,372     $93,001,503     $17,579,387
                                                                     ===========     ===========     ===========

(DAGGER) For the period  June 29,  1998  (commencement  of  operations)  through
   October 31, 1998 for the Intermediate Bond Portfolio.

    The accompanying notes are an integral part of the financial statements.

 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS
================================================================================

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.


                                                   FOR THE
                                                  SIX-MONTH              FOR THE FISCAL YEARS ENDED OCTOBER 31,
                                                PERIOD ENDED        ----------------------------------------------
                                               APRIL 30, 1999
                                                 (UNAUDITED)         1998      1997       1996      1995      1994
                                               -------------------------------------------------------------------
SHORT/INTERMEDIATE BOND PORTFOLIO
NET ASSET VALUE -- BEGINNING OF PERIOD ............   $13.38        $13.07    $12.95     $13.08    $12.42    $13.48
                                                      ------        ------    ------     ------    ------    ------
INVESTMENT OPERATIONS:
   Net investment income ..........................     0.36          0.76      0.77       0.78      0.83      0.71
   Net realized and unrealized gain (loss) on
      investments .................................    (0.29)         0.31      0.12      (0.13)     0.66     (1.02)
                                                      ------        ------    ------     ------    ------    ------
      Total from investment operations ............     0.07          1.07      0.89       0.65      1.49     (0.31)
                                                      ------        ------    ------     ------    ------    ------
DISTRIBUTIONS:
   From net investment income .....................    (0.36)        (0.76)    (0.77)     (0.78)    (0.83)    (0.71)
   From net realized gain on investments ..........    (0.02)           --        --         --        --     (0.04)
                                                      ------        ------    ------     ------    ------    ------
      Total distributions .........................    (0.38)        (0.76)    (0.77)     (0.78)    (0.83)    (0.75)
                                                      ------        ------    ------     ------    ------    ------
NET ASSET VALUE -- END OF PERIOD ..................   $13.07        $13.38    $13.07     $12.95    $13.08    $12.42
                                                      ======        ======    ======     ======    ======    ======
 TOTAL RETURN .....................................    0.51%         8.40%     7.13%      5.18%    12.41%    (2.33)%
RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
   Expenses 1 .....................................    0.55%*        0.59%     0.65%      0.65%     0.65%     0.65%
   Net investment income ..........................    5.66%*        5.64%     5.98%      6.07%     6.56%     5.53%
Portfolio turnover rate ...........................   24.23%        40.66%    83.54%     85.77%   116.40%    43.77%
Net assets, end of period (000s omitted) ..........  $91,396       $94,597   $31,456    $31,777   $32,214   $31,721

*  Annualized.

1 Effective June 29, 1998, Wilmington Trust Company ("WTC") elected to waive a portion of its advisory fee or reimburse expenses to the extent that the Portfolio's expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.55% of the Portfolio's average daily net assets. Prior to June 29, 1998, WTC had elected to waive a portion of its advisory fee or reimburse expenses to the extent that the Portfolio's expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceeded an annual rate of 0.65% of the Portfolio's average daily net assets. Without waivers or reimbursement, the annualized ratio of expenses to average daily net assets for the six-month period ended April 30, 1999 and for the fiscal years ended October 31, 1998, 1997, 1996, 1995 and 1994, would have been 0.67%, 0.83%, 1.12%, 1.09%, 1.14% and 1.05%, respectively.

    The accompanying notes are an integral part of the financial statements.

 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS - CONTINUED
================================================================================

                                                     FOR THE
                                                    SIX-MONTH         FOR THE PERIOD
                                                  PERIOD ENDED     JUNE 29, 1998(DAGGER)
                                                 APRIL 30, 1999           THROUGH
                                                   (UNAUDITED)       OCTOBER 31, 1998
                                                 --------------    --------------------
INTERMEDIATE BOND PORTFOLIO
NET ASSET VALUE -- BEGINNING OF PERIOD ..........    $10.19                $10.00
                                                     ------                ------
INVESTMENT OPERATIONS:
   Net investment income ........................      0.28                  0.20
   Net realized and unrealized gain (loss) on
      investments ...............................     (0.31)                 0.19
                                                     ------                ------
      Total from investment operations ..........     (0.03)                 0.39
                                                     ------                ------
DISTRIBUTIONS:
   From net investment income ...................     (0.28)                (0.20)
   From net realized gain on investments ........     (0.03)                 --
                                                     ------                ------
      Total distributions .......................     (0.31)                (0.20)
                                                     ------                ------

NET ASSET VALUE -- END OF PERIOD ................    $ 9.85                $10.19
                                                     ======                ======
TOTAL RETURN ....................................    (0.25%)                3.89%1

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses 2 ...................................     0.55%*                0.55%*
   Net investment income ........................     5.66%*                5.69%*
Portfolio turnover rate .........................    15.69%                17.66%1
Net assets at end of period (000 omitted) .......   $89,822               $93,002

(DAGGER) Commencement of operations.
*  Annualized.
1  Unannualized.
2 The expense ratio reflects WTC's election to waive a portion of its advisory fee or reimburse expenses to the extent that the Portfolio's expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.55% of the Portfolio's average daily net assets. Without waivers or reimbursement, the annualized ratio of expenses to average daily net assets for the six-month period ended April 30, 1999 and for the period June 29, 1998 through October 31, 1998 would have been 0.67% and 0.66%, respectively.

    The accompanying notes are an integral part of the financial statements.

 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS - CONTINUED
================================================================================

                                                   FOR THE           FOR THE FISCAL YEARS ENDED OCTOBER 31,
                                                  SIX-MONTH    -------------------------------------------------
                                                PERIOD ENDED
                                               APRIL 30, 1999
                                                 (UNAUDITED)      1998      1997      1996       1995      1994
                                               -----------------------------------------------------------------
MUNICIPAL INCOME PORTFOLIO
NET ASSET VALUE -- BEGINNING OF PERIOD ..........     $12.94     $12.74    $12.46    $12.49     $11.64    $12.50
                                                      ------     ------    ------    ------     ------    ------
INVESTMENT OPERATIONS:
   Net investment income ........................       0.27       0.56      0.55      0.55      0.54       0.49
   Net realized and unrealized gain (loss) on
      investments ...............................      (0.07)      0.20      0.28     (0.03)     0.85      (0.86)
                                                      ------     ------    ------    ------     ------    ------
      Total from investment operations ..........       0.20       0.76      0.83      0.52      1.39      (0.37)
                                                      ------     ------    ------    ------     ------    ------
DISTRIBUTIONS:
   From net investment income ...................      (0.27)     (0.56)    (0.55)    (0.55)    (0.54)     (0.49)
   From net realized gain on investments ........      (0.06)        --        --        --        --         --
                                                      ------     ------    ------    ------     ------    ------
   Total distributions ..........................      (0.33)     (0.56)    (0.55)    (0.55)    (0.54)     (0.49)
                                                      ------     ------    ------    ------     ------    ------

NET ASSET VALUE -- END OF PERIOD ................     $12.81     $12.94    $12.74    $12.46    $12.49     $11.64
                                                      ======     ======    ======    ======    ======     ======
TOTAL RETURN ....................................      1.60%      6.07%     6.85%     4.24%    12.23%     (3.05)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses1 ....................................      0.75%*     0.75%     0.75%     0.75%     0.75%      0.75%
   Net investment income ........................      4.26%*     4.35%     4.42%     4.41%     4.50%      4.13%
Portfolio turnover rate .........................     15.77%     43.72%    28.56%    15.91%    42.08%     21.95%
Net assets at end of period (000 omitted) .......    $17,306    $17,579   $17,446   $16,619   $16,570    $14,283

*  Annualized.
1 The expense ratios reflect WTC's election to waive a portion of its advisory fee or reimburse expenses to the extent that the Portfolio's expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.75% of the Portfolio's average daily net assets. In addition, the Portfolio's accounting and administration agent waived a portion of its fees for the fiscal years ended October 31, 1998, 1997, 1996, 1995, and 1994. Without waivers or reimbursements, the annualized ratio of expenses to average daily net assets for the six-month period ended April 30, 1999 and for the fiscal years ended October 31, 1998, 1997, 1996, 1995 and 1994, would have been 0.92%, 1.23%, 1.52%, 1.37%, 1.45% and 1.62%, respectively.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE FUND. The Rodney Square Strategic Fixed-Income Fund (the "Fund") is a diversified, open-end management investment company established as a Massachusetts business trust by Declaration of Trust on May 7, 1986, as last amended and restated on February 15, 1993, and registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Declaration of Trust permits the Trustees to create additional series or portfolios, each of which may issue additional classes of shares. Currently, the Fund consists of three series or portfolios: the Short/Intermediate Bond Portfolio, the Intermediate Bond Portfolio and the Municipal Bond Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio consists of a single class of shares. The investment objective of the Short/Intermediate Bond Portfolio is to seek high total return, consistent with high current income, by investing principally in various types of investment grade fixed-income securities with an average dollar-weighted duration, under normal market conditions, of 2-1/2 to 4 years. The investment objective of the Intermediate Bond Portfolio is to seek high total return, consistent with high current income, by investing principally in various types of investment grade fixed-income securities with an average dollar-weighted duration, under normal market conditions, of 5 to 7 years. The investment objective of the Municipal Bond Portfolio is to seek a high level of income exempt from federal income tax, consistent with the preservation of capital by investing principally in municipal securities providing interest income that is exempt from federal income tax with an average dollar-weighted duration, under normal market conditions, of 4 to 8 years.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Fund:

   SECURITY VALUATION. The Portfolios value their assets based on their current market prices when market quotations are readily available. Current market prices are generally not readily available for municipal securities; current market prices may also be unavailable for other types of fixed-income securities held by the Portfolios. To determine the value of those securities, the Portfolios may use a pricing service that takes into account not only developments related to the specific securities, but also transactions in comparable securities. The value of fixed-income securities maturing within 60 days of the valuation date may be determined by valuing those securities at amortized cost. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees of the Fund.

   FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no federal income tax provision has been made in the financial statements.

   INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS. Interest income is accrued as earned. Dividends from net investment income consist of accrued interest and earned discount (including both original issue and market discount) less amortization of premium and accrued expenses. Dividends to shareholders of each Portfolio are declared daily from net investment income and paid to shareholders monthly. Each Portfolio will distribute net realized gains on investments, if any, annually in December.

   DEFERRED ORGANIZATION COSTS. Costs incurred by the Intermediate Bond Portfolio in connection with its initial registration and public offering of shares have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date the Portfolio commenced operations.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   OTHER. Investment security transactions are accounted for on a trade date basis. Each Portfolio uses the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes.

3. INVESTMENT  SECURITIES.  During the  six-month  period  ended April 30, 1999,
   purchases  and  sales  of   investment   securities   (excluding   short-term
   investments) aggregated as follows:

                          SHORT/INTERMEDIATE   INTERMEDIATE         MUNICIPAL
                            BOND PORTFOLIO    BOND PORTFOLIO     BOND PORTFOLIO
                          ------------------  --------------     --------------
           Purchases .....    $22,073,892        $14,151,245       $2,747,674
           Sales .........    $22,563,876        $14,643,812       $3,077,536

4. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Wilmington Trust Company ("WTC"), a wholly owned subsidiary of Wilmington Trust Corporation, a publicly held bank holding company, is the Investment Adviser of the Portfolios. Under an Advisory Agreement with the Fund, WTC, subject to the supervision of the Board of Trustees, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. Under the Advisory Agreement, each Portfolio pays a monthly advisory fee to WTC at the annual rate of 0.35% of the average daily net assets of the Portfolio. WTC has agreed to waive its advisory fee or reimburse each Portfolio monthly to the extent that operating expenses of the Portfolio (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.55%, 0.55% and 0.75% of the Short/Intermediate Bond Portfolio's, the Intermediate Bond Portfolio's and the Municipal Bond Portfolio's average daily net assets, respectively.

   Prior to June 29, 1998, the Short/Intermediate Bond Portfolio and the Municipal Bond Portfolio each paid WTC a monthly fee at the annual rate of 0.50% of each Portfolio's average daily net assets, excluding those assets invested in any money market mutual fund. WTC waived its advisory fee or reimbursed the Short/Intermediate Bond Portfolio monthly to the extent that operating expenses of the Portfolio (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceeded an annual rate of 0.65% of the Portfolio's average daily net assets. With respect to the Municipal Bond Portfolio, WTC waived its fee or reimbursed the Portfolio monthly to the extent that operating expenses of the Portfolio (excluding taxes, extraordinary expenses, brokerage commissions, and interest) exceeded an anual rate of 0.75% of average daily net assets.

   WTC also serves as custodian of the assets of the Fund and receives a fee from the Fund for this service. WTC has entered into a Sub-Custodian Services Agreement with PFPC Trust Company ("PFPC Trust") whereby PFPC Trust serves as Sub-Custodian of the assets of the Fund. WTC (not the Fund) pays PFPC Trust for sub-custodial services.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

   The Fund has entered into an Administration and Accounting Services Agreement with PFPC Inc. ("PFPC"), whereby PFPC performs certain administrative and accounting services for the Portfolios including preparing shareholder reports, assisting WTC in compliance monitoring activities and determining the net asset value per share of each Portfolio. For services provided under the Agreement, the Fund pays PFPC an annual fee equal to the amount derived from the following schedule: 0.10% of each Portfolio's first $1 billion of average daily net assets; 0.075% of each Portfolio's next $500 million of average daily net assets; 0.050% of each Portfolio's next $500 million of average daily net assets; and 0.035% of each Portfolio's average daily net assets in excess of $2 billion. In addition, any related out-of-pocket expenses incurred by PFPC in the provision of services to a Portfolio are borne by that Portfolio.


   PFPC also serves as transfer agent, dividend disbursing agent and shareholder servicing agent to the Fund pursuant to a separate Transfer Agency Services Agreement. The Fund pays PFPC an annual fee of 0.03% of each Portfolio's average net assets plus transaction charges and out-of-pocket expenses for these services.

   Prior to February 2, 1998, Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of WTC, served as accounting agent, administrator, transfer agent and dividend disbursing agent to the Fund. For accounting services provided, RSMC received an annual fee of $50,000 per Portfolio, plus an amount equal to 0.02% of that portion of each Portfolio's average daily net assets in excess of $100 million. For administration services provided, RSMC received a monthly administration fee from the Fund at an annual rate of 0.08% of each Portfolio's average daily net assets. The Fund did not pay RSMC any separate fees for its services as transfer agent and dividend disbursing agent for the Portfolios, as WTC assumed the cost of providing these services to the Portfolios.

   Pursuant to a Distribution Agreement with the Fund dated January 1, 1999, Provident Distributors, Inc. manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials. Prior to January 1, 1999, Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, served as distributor pursuant to a distribution agreement with the Fund. Effective January 26, 1998, the Fund's Rule 12b-1 plans were terminated. Prior to January 26, 1998, the Fund's Board of Trustees had authorized, pursuant to Rule 12b-1 plans of distribution, a payment of up to 0.25% of each Portfolio's average daily net assets annually to reimburse the distributor for expenses incurred in connection with distribution activities.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

5. FUND SHARES. At April 30, 1999, there were an unlimited number of shares of beneficial interest of $0.01 par value authorized. The following table summarizes the activity in shares of each Portfolio:

   SHORT/INTERMEDIATE BOND PORTFOLIO

                                                       FOR THE SIX-MONTH PERIOD        FOR THE FISCAL YEAR
                                                         ENDED APRIL 30, 1999         ENDED OCTOBER 31, 1998
                                                      --------------------------     ------------------------
                                                        SHARES         AMOUNT           SHARES      AMOUNT
                                                      ---------     -----------      ----------   -----------
   Shares sold .....................................    387,257     $ 5,115,805         900,342   $11,872,722
   Shares issued in exchange for securities
      transferred in-kind (Note 6) .................         --              --       4,027,047    52,875,813
   Shares issued to shareholders in
      reinvestment of distributions ................    165,012       2,184,495         114,701     1,518,469
   Shares redeemed .................................   (630,560)     (8,284,150)       (375,850)   (4,966,725)
                                                      ---------     -----------       ---------   -----------
   Net increase (decrease) .........................    (78,291)    $  (983,850)      4,666,240   $61,300,279
                                                                    ===========                   ===========
   Shares outstanding:
      Beginning of period ..........................  7,072,184                       2,405,944
                                                      ---------                       ---------
      End of period ................................  6,993,893                       7,072,184
                                                      =========                       =========

   INTERMEDIATE BOND PORTFOLIO

                                                        FOR THE SIX-MONTH PERIOD      FOR  THE  PERIOD  JUNE 29, 1998 (DAGGER)
                                                          ENDED APRIL 30, 1999                THROUGH OCTOBER 31, 1998
                                                      ---------------------------     ----------------------------------------
                                                        SHARES           AMOUNT          SHARES                       AMOUNT
                                                       --------       -----------      ---------                   -----------
   Shares sold .....................................    713,836       $ 7,183,986        407,960                   $ 4,121,185
   Shares issued in exchange for securities
      transferred in-kind (Note 6) .................         --                --      8,921,710                    89,217,926
   Shares issued to shareholders in
      reinvestment of distributions ................    250,602         2,532,417        131,441                     1,338,735
   Shares redeemed .................................   (975,039)       (9,743,356)      (335,829)                   (3,427,589)
                                                       --------        ----------      ---------                   -----------
   Net increase (decrease) .........................    (10,601)       $  (26,953)     9,125,282                   $91,250,257
                                                                       ==========                                  ===========
   Shares outstanding:
      Beginning of period ..........................  9,125,282                                0
                                                      ---------                        ---------
      End of period ................................  9,114,681                        9,125,282
                                                      =========                        =========
   (DAGGER) Commencement of operations

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================
    MUNICIPAL BOND PORTFOLIO

                                                       FOR THE SIX-MONTH PERIOD         FOR THE FISCAL YEAR
                                                         ENDED APRIL 30, 1999          ENDED OCTOBER 31, 1998
                                                      --------------------------      ------------------------
                                                        SHARES         AMOUNT           SHARES       AMOUNT
                                                      ---------      -----------      ----------   -----------
   Shares sold .....................................     45,402       $  586,335         70,718     $  907,714
   Shares issued to shareholders in
      reinvestment of distributions ................     28,566          368,343         45,302        580,748
   Shares redeemed .................................    (81,494)      (1,047,611)      (126,618)    (1,626,181)
                                                      ---------       ----------      ---------     ----------
   Net decrease ....................................     (7,526)      $  (92,933)       (10,598)    $ (137,719)
                                                                      ==========                    ==========
   Shares outstanding:
      Beginning of period ..........................  1,358,654                       1,369,252
                                                      ---------                       ---------
      End of period ................................  1,351,128                       1,358,654
                                                      =========                       =========

6. TRANSFERS IN-KIND AND COMMENCEMENT OF NEW PORTFOLIO. Effective June 29, 1998, the Wilmington Trust Intermediate Bond Fund ("Intermediate Bond Fund") and the Wilmington Trust Strategic Bond Fund ("Strategic Bond Fund"), each a Wilmington Trust Collective Investment Fund ("WTCIF"), transferred all of their net assets, including their securities, to the Short/Intermediate Bond Portfolio and the Intermediate Bond Portfolio, respectively. The shareholders of the WTCIFs received shares of the respective Portfolios based on the net assets transferred divided by the net asset value of the respective Portfolio.

   The transfer was conducted on a taxable basis with respect to the WTCIF Intermediate Bond Fund, whereby any unrealized appreciation or depreciation on the securities on the date of transfer was recognized by the WTCIF Intermediate Bond Fund and the Short/Intermediate Bond Portfolio's basis in the securities reflected their market value as of the date of transfer.

   The transfer of securities was conducted on a tax-free basis with respect to the WTCIF Strategic Bond Fund, whereby any unrealized appreciation or depreciation on the securities on the date of transfer was not treated as a taxable event by the WTCIF Strategic Bond Fund and the Intermediate Bond Portfolio's basis in the securities reflected their historical cost basis as of the date of transfer.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================
The following table summarized the aforementioned transactions:

   THE WILMINGTON TRUST COLLECTIVE INVESTMENT FUNDS

                                                                                            NET
                                                                     NET ASSETS          UNREALIZED
                                                       SHARES AT        AT              APPRECIATION
                                                        6/29/98       6/29/98            AT 6/29/98
                                                       ---------    -----------         ----------
   Intermediate Bond Fund ............................   368,365    $52,875,813         $  901,407
   Strategic Bond Fund ............................... 4,809,547     89,217,926          3,568,067

   THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
                                                                      COMBINED
                                                         SHARES      NET ASSETS              NAV
                                                       ISSUED IN       AFTER                 PER
                                                       EXCHANGE      EXCHANGE               SHARE
                                                       ---------    -----------             -----
   Short/Intermediate Bond Portfolio ................. 4,027,047    $84,571,146            $13.13
   Intermediate Bond Portfolio ....................... 8,921,710     89,217,926             10.00

                                    TRUSTEES
                                  Eric Brucker
                                 Fred L. Buckner
                               Robert J. Christian
                                John J. Quindlen
                               -------------------

                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                         Eric K. Cheung, VICE PRESIDENT
                    Pat Colletti, VICE PRESIDENT & TREASURER
                           Gary M. Gardner, SECRETARY
                     Mary Jane Maloney, ASSISTANT SECRETARY
                    ----------------------------------------

                               INVESTMENT ADVISER
                                  AND CUSTODIAN
                            Wilmington Trust Company
                               Rodney Square North
                               1100 N. Market St.
                            Wilmington, DE 19890-0001
                            -------------------------

                                   DISTRIBUTOR
                          Provident Distributors, Inc.
                            Four Falls Corporate Ctr.
                                    6th Floor
                        West Conshohocken, PA 19428-2961
                        --------------------------------

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                              --------------------

                                  LEGAL COUNSEL
                               Pepper Hamilton LLP
                               -------------------

                              INDEPENDENT AUDITORS
                                Ernst & Young LLP
                              --------------------


THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

RS03 4/99